Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable	Numerical reconciliation of income tax expense to prima facie tax payable

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Loss from continuing operations before income tax expense	(39,945,437)	(32,188,619)	(42,740,210)
Tax at the Australian tax rate of 25% (2025: 25%, 2024: 25%)	(9,986,359)	(8,047,155)	(10,685,053)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development tax incentive	(2,524,310)	(2,342,136)	(323,145)
Accounting expenditure subject to R&D tax incentive	5,803,010	5,384,221	742,862
Accrued expenses	319,935	242,082	44,172
Amortization	(658,079)	(629,735)	-
Employee leave obligations	(43,146)	917	3,639
Patent costs	61,132	51,254	51,041
Share-based payments	601,489	473,837	660,045
Unrealized currency movements	3,011	43,430	(27,266)
Subtotal	3,563,043	3,223,870	1,151,348
Tax losses and other timing differences for which no deferred tax asset is recognized	6,423,316	4,827,533	9,533,705
Income tax expense	-	-	-
Numerical reconciliation of income tax expense to prima facie tax payable
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Loss from continuing operations before income tax expense	(16,896,177)	(5,930,262)	(5,112,545)
Tax at the US tax rate of 27.5% (2025: 27.5%, 2024: 27.5%)*	(4,646,449)	(1,630,822)	(1,405,950)

Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Accrued expenses	221,775	28,021	(17,719)
Amortization	(18,257)	(19,075)	-
Employee leave obligations	347,200	(13,835)	26,576
Unrealized currency (gains)/losses	(183,545)	(9,784)	-
Subtotal	367,173	(14,673)	8,857
Tax losses and other timing differences for which no deferred tax asset is recognized	4,333,716	1,748,787	1,493,457
Income tax expense	54,440	103,292	96,364

*	the tax rate is driven by 21.1% for the federal rate and 6.5% for the new York sate rate

Schedule of Tax Losses	Tax losses

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Unused tax losses for which no deferred tax asset has been recognized	128,380,671	102,687,407	83,377,275
Potential tax benefit at 25% (2025: 25%, 2024: 25%)	32,095,168	25,671,852	20,844,319
Tax losses
	30 June	30 June	30 June
	2026	2025	2024
	$	$	$
Unused tax losses for which no deferred tax asset has been recognized	29,689,955	13,930,988	7,571,756
Potential tax benefit at 27.5% (2025: 27.5%, 2024: 27.5%)	8,164,738	3,831,022	2,082,233

Schedule of Income Tax Expense	Income tax expense
	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Current tax
Current tax on profits for the year	54,440	103,292	96,364
Total current tax expense	54,440	103,292	96,364

Income tax expense	54,440	103,292	96,364